                                                         Registration No. 33-417
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                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                        POST-EFFECTIVE AMENDMENT NO. 5
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

           LINCOLN NATIONAL FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT D
           ---------------------------------------------------------
                             (Exact name of trust)


                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of depositor)

                     1300 South Clinton St. P.O. Box 1110
                             Fort Wayne, IN  46801
                     ------------------------------------
         (Complete address of depositor's principal executive offices)

Name and complete address
of agent for service:                      Copy to:
Carl L. Baker, Esquire                     Brian Burke, Esquire
Vice President &                           Counsel
Deputy General Counsel                     The Lincoln National
The Lincoln National                       Life Insurance Company
Life Insurance Company                     1300 S. Clinton St.
1300 S. Clinton St.                        Fort Wayne, IN  46802
Fort Wayne, IN  46802
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It is proposed that this filing will become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)
     [_]  on (date) pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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Title and amount of securities being registered: Flexible Premium Variable Life
Insurance Policies. The Policies are not issued in predetermined units or amounts.

Proposed maximum aggregate offering price to the public of the securities being registered: The registrant has elected to register an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice on Form 24F-2 for the registrant's fiscal year, ending December 31, 1996, was filed on February 28, 1997.

Approximate date of proposed public offering: INAPPLICABLE SEE FOLLOWING PAGE
     [_]  Check box if it is proposed that this filing will become effective on
(date) at (time) pursuant to Rule 487.
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                     RECONCILIATION AND TIE BETWEEN ITEMS
                      IN FORM N-8B-2 AND THE PROSPECTUS*
         For Lincoln National Flexible Premium Variable Life Account D

N-8B-2 ITEM              CAPTION IN PROSPECTUS
-----------              ---------------------

                         *Not Applicable

     Lincoln National Flexible Premium Variable Life Account D, the Registrant, no longer offers the variable life insurance policy described in File No. 33-417 to the public. Based upon the precedent, circumstances and conditions set forth in Great-West Life and Annuity Insurance Company grant of no-action (pub. avail. Oct. 23, 1990), the Registrant has ceased filing post-effective amendments and the delivery of updated prospectuses heretofore described in Registration File No. 33-417.

     The only purpose of this post-effective amendment to Form S-6 is to provide the "reasonableness" representation required by Section 26(e)(2)(A) of the Investment Company Act of 1940 as amended by Section 205 of the National Securities Markets Improvement Act of 1996.

     The content of Registration No. 33-417, as heretofore amended, is incorporated herein by reference pursuant to a letter dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products of the Division of Investment Management, to all variable insurance product Registrants.

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                      CONTENTS OF REGISTRATION STATEMENT


This Registration statement comprises the following papers and documents:

The facing sheet

Reconciliation and Tie-in Sheet

Undertaking to File Reports and Reasonableness Representation*

     * All other elements of registration File No. 33-417, as heretofore amended, are hereby incorporated by reference pursuant to instructions contained in the letter to variable insurance product Registrants dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products, Division of Investment Management of the Securities and Exchange Commission.

The Signatures
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UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
OF THE INVESTMENT COMPANY ACT OF 1940

     Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Policies registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln National Life Insurance Company.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln National Flexible Premium Variable Life Account D, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Fort Wayne, State of Indiana on this 2nd day of April 1997.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                on its own behalf as Depositor and on behalf of
           LINCOLN NATIONAL FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT D

                       By:/s/ Stephen H. Lewis
                          ---------------------------------------
                          Stephen H. Lewis, Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


           Signature                            Title                  Date
           ---------                            -----                  ----

/s/ Jon A. Boscia           Chief Executive Officer,              April 2, 1997
__________________________  President and Director
Jon A. Boscia               (Principal Executive Officer)

/s/ Keith J. Ryan           Vice President, Assistant Treasurer   April 2, 1997
__________________________  and Chief Financial Officer
Keith J. Ryan               (Principal Financial Officer)

/s/ O. Douglas Worthington  Vice President and Controller         April 2, 1997
__________________________  (Principal Accounting Officer)
O. Douglas Worthington

/s/ Jack D. Hunter          Executive Vice President, General     April 2, 1997
__________________________  Counsel and Director
Jack D. Hunter

__________________________  Director                              _______, 1997
H. Thomas McMeekin

/s/ Ian M. Rolland          Director                              April 2, 1997
__________________________
Ian M. Rolland

__________________________  Director and Executive Vice           _______, 1997
Lawrence T. Rowland         President

/s/ Richard C. Vaughan      Director                              April 2, 1997
__________________________
Richard C. Vaughan